BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 573,384	$ 436,717	$ 295,345	$ 790,246
Other receivables and current assets	51,675	49,761	103,239	114,211
Total current assets	625,059	486,478	398,584	904,457
Long term receivables	3,584	3,584
Fixed Assets, net	29,245	37,680	41,258	53,401
Total assets	657,888	527,742	439,842	957,858
Current liabilities
Trade accounts payable	80,891	24,661	39,972	19,815
Other current liabilities	345,989	148,236	64,948	81,457
Total current liabilities	426,880	172,897	104,920	101,272
Long term liabilities
Convertible loans from shareholders	976,563	419,099
Commitments
Shareholders' equity (deficit)
Share capital	2,760	2,616	2,616	2,616
Additional paid-in capital	4,842,987	3,305,342	3,305,342	3,305,342	[1]
Receivables on account of shares	(255,750)
Accumulated deficit	(5,335,552)	(3,372,212)	(2,973,036)	(2,451,372)	[1]
Total shareholders' equity (deficit)	(745,555)	(64,254)	334,922	856,586
Total liabilities and shareholders' equity (deficit)	$ 657,888	$ 527,742	$ 439,842	$ 957,858

[1]	Restated - See Note 16.